Note 14 - Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2014	2015	2016

Assumptions:
Risk-free interest rate	1.314%	0.980%	0.818%
Expected lives (years)	15	15	15
Expected volatility	55.861%	55.217%	53.794%
Expected dividends	0.535%	0.909%	1.023%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Yen	Years	Thousands of Yen
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value

Unexercised options outstanding—March 31, 2014	346	69,200	¥1
Granted	128	25,600	1
Exercised	(16)	(3,200)	1
Forfeited or expired	–	–	–
Unexercised options outstanding—March 31, 2015	458	91,600	1
Granted	151	30,200	1
Exercised	(52)	(10,400)	1
Forfeited or expired	–	–	–
Unexercised options outstanding—March 31, 2016	557	111,400	1

Exercisable options—March 31, 2016	406	81,200	1	26.80	¥190,705

Expected to vest after July 14, 2016	151	30,200	1	29.31	70,927

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Net income attributable to IIJ	¥4,442,237	¥3,322,081	¥4,038,282
Transfers from the noncontrolling interests
Increase in additional paid-in capital for acquisition of noncontrolling interest of IIJ-Exlayer	99	–	–
Net transfers from noncontrolling interest	99	–	–
Change from net income attributable to IIJ and transfers from noncontrolling interests	¥4,442,336	¥3,322,081	¥4,038,282